Thrivent Core High Yield Bond Fund Investment Objectives and Goals - Thrivent Core High Yield Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Core High Yield Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Core High Yield Bond (the "Fund") seeks high current income and, secondarily, growth of capital. The Fund's investment objective may be changed without shareholder approval.
Objective, Secondary [Text Block]	secondarily, growth of capital.